Valuation of derivatives interest cost from labor obligations and other financial items net, Valuation of Derivatives and Other Financial Items (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Loss in valuation of derivatives, net		$ (2,141,802)		$ (10,268,520)	$ (28,639,687)
Capitalized interest expense		1,622,958		1,442,077	1,514,654
Commissions		(1,787,308)		(1,190,435)	(1,061,278)
Interest cost of labor obligations		(14,116,698)		(13,573,881)	(12,376,939)
Contractual earn-out from business combination		14,856		2,206,671	4,271,250
Interest expense on taxes		(938,834)		(220,983)	(190,822)
Recognized dividend income	[1]	2,779,138		4,551,827	6,155,993
Loss on exchange of KPN shares		(2,566,239)		0	0
Contractual compensation from business combination		0		(647,013)	0
Loss from the acquisition of Claro Chile, SpA		(781,355)		0	0
Impairment to notes receivable from joint venture		(4,594,792)		(12,184,562)	0
Recycling valuation of VTR Bonds		4,674,598		0	0
Impairment of joint venture		0		(4,677,782)	0
Allowance of doubtful accounts	[2]	(1,324,469)		(1,051,288)	0
Gain on net monetary positions		27,387,169	$ 1,351	9,321,480	11,538,061
Other finance costs	[3]	(2,608,382)		(522,259)	(327,451)
Total valuation of derivatives and other financial items		5,618,840		(26,814,668)	(19,116,219)
Dividends [Abstract]
Dividends received		$ 2,779,138		$ 4,590,313	$ 5,426,370

[1]	Dividend received during 2022, 2023 and 2024 by, Ps. 5,426,370, Ps. 4,590,313, and Ps. 2,779,138 respectively.
[2]	This figure is related to certain uncollectible balances.
[3]	Excludes discontinued operations of Chile and Panama for the year ended 2022. (See note 2ac).